INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2022
INVESTMENTS IN ASSOCIATES
INVESTMENTS IN ASSOCIATES

11 Investments in associates

Accounting policy

Investments in associates, being those entities over which the Group has a significant influence and which is neither a subsidiary nor a joint venture, are accounted for using the equity method, with the Group recording its share of the associates’ profit and loss and other comprehensive income. The Group’s share of associates’ profit or loss is included in one separate income statement line and is calculated after deduction of their respective taxes.

The carrying amounts of investments in associates are reviewed for impairment as at the balance sheet date. For the purposes of impairment testing, the recoverable amounts of these investments would be based on their observable market value. Any impairment loss is subsequently reversed only to the extent that the recoverable amounts of the investments increase.

At 31 December 2022, the Group holds 28.3% (2021: 29.2%) of Bioventus Inc. (Bioventus) which is the holding company of Bioventus LLC. The decrease in the Group’s holding between 2022 and 2021 was because of the exercise of Bioventus employee share options. The company’s headquarters is located in Durham, North Carolina, US, and its medical product development is focused around active healing therapies and the surgical performance of orthobiologics. The active healing therapies product line supports accelerated and more complete healing of bone fractures, and treats the chronic pain associated with osteoarthritis.

The loss after taxation recognised in the income statement relating to Bioventus was $141m (2021: $84m profit) which comprises the Group’s share of loss of $32m (2021: $9m profit), $nil gain (2021: $75m gain) on disposal of interest in associate, and an impairment loss of $109m (2021: $nil). The balance sheet carrying value relating to Bioventus is $46m (2021: $186m). The Group’s ability to recover the value of its investment is dependent upon the ongoing clinical and commercial success of these products.

On 11 February 2021, Bioventus commenced trading on the Nasdaq Global Select Market via its holding company, Bioventus Inc., under the symbol ‘BVS’. Since its IPO in February 2021, Bioventus’s trading share price has decreased significantly and the company has disclosed a substantial doubt about their ability to continue as a going concern. Given these impairment indicators, management performed an impairment review by comparing the fair value of Bioventus using its market share price of $2.61 as at 30 December 2022 less costs of disposal to its carrying amount and concluded that an impairment loss of $109m should be charged (2021: $nil).

Group financial statements continued

Notes to the Group accounts continued

11 Investments in associates continued

The amounts recognised in the balance sheet and income statement for associates are as follows:

	2022	2021
	$ million	$ million
Balance sheet	46	188
Income statement (loss)/profit	(32)	9
Impairment of interest in associate	(109)	–
Gain on disposal of interest in associate	–	75

Summarised financial information for significant associates

Set out below is the summarised financial information for Bioventus, adjusted for differences with Group accounting policies. For the 2022 financial year, full-year information for Bioventus has not been released at the date of approval of these financial statements and is market sensitive given Bioventus is a publicly traded company. Accordingly, the summary financial information for 2022 is presented for a nine-month period, with adjustments made for any significant transactions or events which occur in the fourth quarter.

	2022	2021
	$ million	$ million
Summarised statement of comprehensive income
Revenue	386	300
Attributable (loss)/profit for the year	(129)	22
Group adjustments[1]	17	10
Total comprehensive profit	(112)	32
Group share of profit for the year at 28.3% (2021: 29.2%)	(32)	9

	2022	2021
	$ million	$ million
Summarised balance sheet
Non-current assets	1,128	1,021
Current assets	271	229
Non-current liabilities	(730)	(542)
Current liabilities	(288)	(191)
Net assets	381	517
Net equity attributable to owners	381	517
Group’s share of net assets at 28.3% (2021: 29.2%)	108	151
Group adjustments[1]	47	35
Impairment loss	(109)	—
Group’s carrying amount of investment at 28.3% (2021: 29.2%)	46	186
1	Group adjustments include adjustments to align with Group policy.

The investment in Bioventus had a fair value less costs of disposal of $46m as at 31 December 2022.

During the year, the Group received a $1m (2021: $4m) cash distribution from its associates.

At 31 December 2022, the Group held equity investments in two other associates (2021: two) with a carrying value of $nil (2021: $2m).